(10) Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Employee Compensation	$ 232,600	$ 195,100
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Other	54,100	57,500
Deferred Tax Assets, State Taxes	400	800
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	768,900	714,300
Deferred Tax Assets, Operating Loss Carryforwards	7,121,300	6,443,100
Deferred Tax Assets, Gross	8,177,300	7,410,800
Deferred Tax Liabilities, Deferred Expense, Other Capitalized Costs	21,000	75,800
Deferred Tax Liabilities, Intangible Assets	4,700	4,700
Deferred Tax Liabilities, Other	313,900	321,600
Deferred Tax Liabilities, Gross	339,600	402,100
Net deferred assets before valuation allowance	7,837,700	7,008,700
Deferred Tax Assets, Valuation Allowance	$ (7,837,700)	$ (7,008,700)